SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details -Revenue ) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Product Information [Line Items]
Revenues	$ 21,044,467	$ 15,678,248
Engineering Design Services [Member]
Product Information [Line Items]
Revenues	6,728,867	5,371,483
Optical Components [Member]
Product Information [Line Items]
Revenues	10,523,806	6,481,896
Medical Device Products And Assemblies [Member]
Product Information [Line Items]
Revenues	$ 3,791,794	$ 3,824,869